Statements of Net Assets Available for Benefits - EDCP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Employer Receivables	$ 7,295,562	$ 5,896,368
Investments, at Fair Value:	256,333,588	537,965,068
Net Assets Available for Benefits	263,629,150	543,861,436
Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at Fair Value:	93,722,835	361,974,038
EBP, Other Investment
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at Fair Value:	$ 162,610,753	$ 175,991,030